WARRANTS	3 Months Ended
Mar. 31, 2022
Guarantees and Product Warranties [Abstract]
WARRANTS

Note 8     WARRANTS

On April 1, 2021, the Company entered into a securities purchase agreement with certain investors for an aggregate of 80,000 shares of its preferred stock at a per share purchase price of $2.50. As part of the transaction, the investors received one Class C warrant and one Class D warrant for the subscription of each preferred share. The Class C warrants consist of the right to purchase up to 80,000 shares of the Company’s common stock at an exercise price of $2.50 per share exercisable for 36 months from the date of inception. The Class D warrants consist of the right to purchase up to 80,000 shares of the Company’s common stock at an exercise price of $5.00 per share exercisable for 36 months from the date of inception. The subscription was completed on August 10, 2021.

On September 27, 2021, the Company entered into another securities purchase agreement with the same investors, pursuant to which the Company issued in a registered direct offering, an aggregate of 48,000 shares of common stock of the Company at a per share purchase price of $2.50. In addition, the investors also received one Class C warrant and one Class D warrant for the subscription of each preferred share. The Class C warrants consist of the right to purchase up to 80,000 shares of the Company’s common stock at an exercise price of $2.50 per share exercisable for 36 months from the date of inception. The Class D warrants consist of the right to purchase up to 80,000 shares of the Company’s common stock at an exercise price of $5.00 per share exercisable for 36 months from the date of inception.

Appraisal Date (Inception Date)	C Warrant August 10, 2021	D Warrant August 10, 2021
(Unaudited)
	$	$
Market price per share (USD/share)	1.47	0.66
Exercise price (USD/price)	2.50	5.00
Risk free rate	0.14%	0.14%
Dividend yield	0.00%	0.00%
Expected term/ Contractual life (years)	1.39	1.39
Expected volatility	56.36%	56.36%

Appraisal Date (Inception Date)	C Warrant September 27, 2021	D Warrant September 27, 2021
(Unaudited)
	$	$
Market price per share (USD/share)	1.71	0.73
Exercise price (USD/price)	2.50	5.00
Risk free rate	0.15%	0.15%
Dividend yield	0.00%	0.00%
Expected term/ Contractual life (years)	1.26	1.26
Expected volatility	52.93%	52.93%

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 3 inputs:

	March 31, 2022	December 31, 2021
	$	$
Balance at the beginning of period	312,320	–
Warrants issued to investors	–	287,520
Warrants redeemed	–	–
Fair value change of warrants included in earnings	–	24,800
Total	312,320	312,320

The following is a summary of the warrant activity:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2022	256,000	3.75	2.66
Exercisable at January 1, 2022	256,000	3.75	2.66
Granted	–	–	–
Exercised / surrendered	–	–	–
Expired	–	–	–
Outstanding at March 31, 2022	256,000	3.75	2.66
Exercisable at March 31, 2022	256,000	3.75	2.66